Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Agassi Sports Entertainment Corp.
Entity Central Index Key	0000930245
Entity Tax Identification Number	88-0203976
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1120 N. Town Center Drive
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(702)
Local Phone Number	227-5700
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1120 N. Town Center Drive
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
Contact Personnel Name	Ronald S. Boreta